Stockholders' Deficit (Details 5) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Stockholders' Deficit [Abstract]
Options	15,499,990	1,750,000
Value	$ 681,246	$ 231,035
Purpose for Grant	Service Rendered	Service Rendered